Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (4,725,142)	$ (741,478)	¥ (5,187,835)	¥ (5,236,007)
Operating loss
Interest income	118,615	18,613	157,477	402,145
Interest expenses	(1,349,544)	(211,773)	(1,066,320)	(914,371)
Foreign exchange (loss)/gain, net	54,555	8,561	43,274	(190,210)
Other (expense)/income, net	89,916	14,110	146,690	(109,541)
Net loss attributable to iQIYI, Inc.	(6,169,584)	(968,143)	(7,038,361)	(10,323,329)
Accretion of redeemable noncontrolling interests	(20,336)	(3,191)	(7,087)	(1,542)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(6,189,920)	(971,334)	(7,045,448)	(10,324,871)
Other comprehensive income/(loss):
Foreign currency translation adjustments	168,079	26,375	433,497	228,974
Unrealized losses on available-for-sale debt securities	(2,851)	(447)	(98)	(297)
Total other comprehensive income, net of tax	165,228	25,928	433,399	228,677
Comprehensive loss	(6,003,262)	(942,044)	(6,602,399)	(10,096,557)
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(26,658)	(4,183)	(36,408)	(14,946)
Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(5,807,189)	(911,275)	(7,320,787)	(9,593,221)
Interest income	19,026	2,986	24,343	133,930
Interest expenses	(889,263)	(139,545)	(642,718)	(603,449)
Foreign exchange (loss)/gain, net	496,669	77,938	913,974	(118,439)
Other (expense)/income, net	37,831	5,936	23,235	(127,204)
Net loss attributable to iQIYI, Inc.	(6,169,584)	(968,143)	(7,038,361)	(10,323,329)
Accretion of redeemable noncontrolling interests	(20,336)	(3,191)	(7,087)	(1,542)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(6,189,920)	(971,334)	(7,045,448)	(10,324,871)
Other comprehensive income/(loss):
Foreign currency translation adjustments	169,141	26,541	436,068	227,048
Unrealized losses on available-for-sale debt securities	(2,819)	(442)	(106)	(276)
Total other comprehensive income, net of tax	166,322	26,099	435,962	226,772
Comprehensive loss	¥ (6,003,262)	$ (942,044)	¥ (6,602,399)	¥ (10,096,557)